Acquisitions (Estimated Fair Values of The Assets Acquired And Liabilities Assumed) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Property, plant and equipment	$ 0.0	$ 1,297.4	$ 85.4
Goodwill (see Note D)	$ 1,388.8	1,406.3	833.8
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Accounts receivable		75.2	19.6
Inventory		63.2	26.2
Property, plant and equipment		82.3	28.2
Goodwill (see Note D)		566.3	28.1
Other current and long-term assets		29.4	0.8
Current liabilities		(48.2)	(11.9)
Deferred income taxes		(127.4)	(9.9)
Long-term liabilities		(23.7)	(0.8)
Net cash consideration		1,265.1	109.2
Series of Individually Immaterial Business Acquisitions | Customer relationships (5 to 15-year life)
Business Acquisition [Line Items]
Other intangible assets (see Note D)		378.9	19.4
Series of Individually Immaterial Business Acquisitions | Technology (5 to 15-year life)
Business Acquisition [Line Items]
Other intangible assets (see Note D)		173.3	4.9
Series of Individually Immaterial Business Acquisitions | Trademarks and trade names (15-year life)
Business Acquisition [Line Items]
Other intangible assets (see Note D)		67.1	2.7
Useful life	15 years
Series of Individually Immaterial Business Acquisitions | Non-compete agreements and other (5 to 15-year life)
Business Acquisition [Line Items]
Other intangible assets (see Note D)		$ 28.7	$ 1.9
Series of Individually Immaterial Business Acquisitions | Minimum | Customer relationships (5 to 15-year life)
Business Acquisition [Line Items]
Useful life	5 years
Series of Individually Immaterial Business Acquisitions | Minimum | Technology (5 to 15-year life)
Business Acquisition [Line Items]
Useful life	5 years
Series of Individually Immaterial Business Acquisitions | Minimum | Non-compete agreements and other (5 to 15-year life)
Business Acquisition [Line Items]
Useful life	5 years
Series of Individually Immaterial Business Acquisitions | Maximum | Customer relationships (5 to 15-year life)
Business Acquisition [Line Items]
Useful life	15 years
Series of Individually Immaterial Business Acquisitions | Maximum | Technology (5 to 15-year life)
Business Acquisition [Line Items]
Useful life	15 years
Series of Individually Immaterial Business Acquisitions | Maximum | Non-compete agreements and other (5 to 15-year life)
Business Acquisition [Line Items]
Useful life	15 years